Morgan Stanley Discovery Portfolio Investment Strategy - Morgan Stanley Discovery Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Morgan Stanley Investment Management Inc. (“MSIM” or “Subadviser”), subadviser to the Portfolio, seeks to invest the Portfolio’s assets, under normal circumstances, in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. MSIM emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Portfolio may invest significantly in companies with emerging growth characteristics, such as, but not limited to, rapid growth or reinvestment of profits. Due to fluctuations in the value of such companies, the Portfolio’s performance may vary more widely from its benchmark than mid-cap growth funds that do not invest as heavily in such companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of medium-sized companies at the time of investment. Under current market conditions, MSIM defines medium-sized companies as companies with capitalizations within the range of companies represented in the Russell Midcap Growth Index. As of December 31, 2025, the market capitalizations of companies in the Russell Midcap Growth Index ranged from $144.9 million to $88.9 billion. The market capitalization limits will vary with market fluctuations. The Portfolio may also invest in common stocks and other equity securities of small- and large-sized companies. The Portfolio invests primarily in common stocks, including through initial public offerings (“IPOs”), and also may invest in other equity securities, such as private placements, preferred stock and rights or warrants to purchase securities. The Portfolio may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market or developing countries, and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers. The Portfolio may invest in derivatives to obtain investment exposure or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use derivatives such as currency-related options and futures for these purposes. These instruments may be used for any investment purpose, including, for example, to lower the Portfolio’s exposure to certain risks (e.g., fluctuations in the values of foreign currencies).